Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Sublease Payments [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2016	$ 24,113
2017	24,113
2018	24,113
2019	24,113
2020	24,113
Thereafter	199,072
Total	319,637
Head Lease Receipts [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2016	21,242
2017	21,242
2018	21,242
2019	21,242
2020	21,242
Thereafter	175,337
Total	$ 281,547